Net Interest Income	6 Months Ended
Jun. 30, 2020
Net interest income [abstract]
Net interest income
Notes to the Condensed statement of profit or loss
13 Net interest income

Net interest income
	1 January to 30 June			1 January to 30 June
	2020	2019		2020	2019
Interest income on loans	8,333	9,659	Interest expense on deposits from banks	113	184
Interest income on financial assets at fair value through OCI	283	311	Interest expense on customer deposits	823	1,482
Interest income on financial assets at amortised cost	263	359	Interest expense on debt securities in issue	1,005	1,239
Interest income on non-trading derivatives (hedge accounting)	1,769	2,268	Interest expense on subordinated loans	323	324
Negative interest on liabilities	288	202	Negative interest on assets	117	186
Total interest income using effective interest rate method	10,935	12,799	Interest expense on non-trading derivatives (hedge accounting)	1,779	2,466
			Total interest expense using effective interest rate method	4,160	5,880

Interest income on financial assets at fair value through profit or loss	450	1,006	Interest expense on financial liabilities at fair value through profit or loss	348	892
Interest income on non-trading derivatives (no hedge accounting)	556	588 [1]	Interest expense on non-trading derivatives (no hedge accounting)	540	701 [1]
Interest income other	21	16	Interest expense on lease liabilities	11	12
Total other interest income	1,026	1,610	Interest expense other	25	29
			Total other interest expense	925	1,633
Total interest income	11,962	14,410	Total interest expense	5,085	7,513

			Net interest income	6,877	6,896

1 The prior periods have been updated to improve consistency and comparability.